Supplemental Cash Flow Information - Narrative (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Collateral held for letters of credit and corporate credit cards	$ 3.4	$ 3.4
Collateral held for Bevo acquisition	6.0	0.0
Insurance expense	20.7	15.0
Collateral held for international subsidiaries	0.1	0.2
Insurance coverage for company management	$ 35.7	$ 32.4